Business combination (Details 2) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 21, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Cash and cash equivalents		$ 12,119	$ 10,417	$ 20,439
Prepaid expenses, deposits and other assets		2,994	3,248
Accounts payable and accruals		(7,843)	$ (11,254)
Purchase consideration	$ 15,549
Gain on acquisition		$ 14,786
Business combinations [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	10,246
Prepaid expenses, deposits and other assets	60
Investment portfolio	22,804
Accounts payable and accruals	(2,775)
Fair value of net identifiable assets acquired	30,335
Purchase consideration	15,549
Gain on acquisition	$ 14,786